Related parties transactions	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related parties transactions

20. Related parties transactions

(a) Directors

The following persons held office as Directors of the Company during the years reported:

●	Nicholas Langton

●	Hugh Williams (Resigned April 7, 2025)

●	Vaughn Taylor

●	Jonathan Hart* (Resigned April 7, 2025)

●	Richard Paolone (Appointed April 4, 2025)

●	Eric Corbett (Appointed April 4, 2025)

●	Angel Liriano** (Appointed April 4, 2025)

●	David Peidra** (Appointed June 3, 2025)

* Jonathan Hart was re appointed as Director on September 8, 2025.

** Angel Liriano and David Peidra resigned as Directors on August 19, 2025

(b) Remuneration of Key Management Personnel

Key management personnel remuneration:

	2025	2024	2023

Short term benefits	1,074,142	1,031,194	657,879
Post employment benefits	62,542	62,730	33,191
Long term benefits	36,542	16,474	18,892
Share based payments	7,344,054	1,808,863	1,065,554
Total	8,517,280	2,919,261	1,775,516

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

(c) Related Party Transactionns

Shares Held by Key Management Personnel:

	2025	2024	2023

Opening balance	1,602,762	1,306,227	1,786,093
Issued	81,464	296,535	-
Resignation of key management personnel	-	-	(373,744)
Reverse share split	-	-	(106,122)
Closing balance	1,684,226	1,602,762	1,306,227

Options Held by Key Management Personnel:

	2025	2024	2023

Opening balance	791,278	654,364	515,850
Issued	5,064,474	342,000	279,221
Expired	-	-	(106,078)
Exercised	(3,263,678)	(205,086)	-
Reverse share split	-	-	(34,629)
Closing balance	2,592,074	791,278	654,364

Related Party Transaction with Key Management Personnel

For the fiscal year ending June 30, 2025, Mr. Langton , through Snowflower Holdings Pty Ltd as trustee for the Snowflower Family Trust Account, was issued 500,000 share rights and 1,184,211 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

As at June 30, 2025 Mr Langton, was owed by the Company an aggregate amount of $228,355 consisting solely of expense reimbursement paid on behalf of the company. Of this amount, USD$125,000 (AUD$211,194) will be extinguished and converted into shares in July 2025 with the residual balance of AUD$17,161 remained payable by the Company to Mr Langton.

For the fiscal year ending June 30, 2025, Mr. Taylor, through Nalaroo Holdings Pty Ltd as trustee for the Lavoipierre Taylor Fam Trust Account, was issued 500,000 share rights and 493,421 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

As at June 30, 2025 Mr Taylor, was owed by the Company an aggregate amount of $328,808, comprising:

- Short-term loans: $240,000

- Expense reimbursements: $26,308

- Outstanding Director fees of $62,500.

Of this amount, USD$125,000 (AUD$211,194) will be extinguished and converted into shares in July 2025 with the residual balance of AUD$117,614.30 remained payable by the Company to Mr Taylor.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

For the fiscal year ending June 30, 2025, Mr. Hart, as trustee for the J Hart Family Trust Account, 230,263 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

As at June 30, 2025 Mr Hart, was owed by the Company an aggregate amount of $98,460, comprising:

- Short-term loans: $48,000

- Outstanding Director fees of $50,460.

As at June 30, 2025 Mr Williams, was owed by the Company an aggregate amount of AUD$25,000 consisting solely of outstanding Director fees.

For the fiscal year ending June 30, 2025, Mr. Corbett, through 1001038342 ONTARIO INC. was issued 500,000 share rights and 131,579 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

As at June 30, 2025 Mr Corbett, was owed by the Company an aggregate amount of USD$7,500 consisting solely of outstanding Director fees.

For the fiscal year ending June 30, 2025, Mr. Paolone, through 2818390 ONTARIO CORP. was issued 500,000 share rights and 131,579 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

As at June 30, 2025 Mr Paolone, was owed by the Company an aggregate amount of USD$7,500 consisting solely of outstanding Director fees.

For the fiscal year ended June 30, 2025, Mr. Liriano was granted 200,000 share rights and 131,579 performance share rights under the EIP, subject to vesting conditions. Mr. Liriano resigned on August 19, 2025, resulting in the lapse of all unvested share rights and performance share rights.

As at June 30, 2025 Mr Liriano, was owed by the Company an aggregate amount of USD$7,500 consisting solely of outstanding Director fees.

For the fiscal year ended June 30, 2025, Mr. Piedra was granted 200,000 share rights and 131,579 performance share rights under the EIP, subject to vesting conditions. Mr. Piedra resigned on August 19, 2025, resulting in the lapse of all unvested share rights and performance share rights.

As at June 30, 2025 Mr Pierdra, was owed by the Company an aggregate amount of USD$2,500 consisting solely of outstanding Director fees.

Other related parties:

For the fiscal year ending June 30, 2025, Tanya Langton, our Head of Global Events and Logistics and the spouse of Mr. Langton, was issued 230,263 performance share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Other than as disclosed, the Company did not enter into any transactions or loans with any:

1.	enterprises that directly or indirectly, through one or more intermediaries, control, are controlled by or are under common control with us;

2.	associates;

3.	individuals owning, directly or indirectly, an interest in our voting power that gives them significant influence over us, and close members of any such individual’s family;

4.	key management personnel and close members of such individuals’ families; or

5.	enterprises in which a substantial shareholder interest in our voting power is owned, directly or indirectly, by any person described in (iii) or (iv) or over which such person is able to exercise significant influence.

(d) Parent Entity

The individual financial statements of the Parent Entity show the following aggregate amounts:

Results of the parent entity

	2025	2024	2023

Loss for the period	(28,001,097)	(14,482,970)	(21,281,867)
Other comprehensive loss for the period	-	-	-
Total comprehensive loss for the period	(28,001,097)	(14,482,970)	(21,281,867)

Financial position of the parent entity

	2025	2024

Assets
Current assets	105,637	3,554,174
Non-current assets	4,644,520	1,687,347
Total Assets	4,750,157	5,241,521
Liabilities
Current liabilities	6,278,894	2,574,437
Non-current liabilities	1,867,457	186,344
Total Liabilities	8,146,351	2,760,781
Net Assets/Liabilities	3,396,194	2,480,740
Equity
Contributed equity	53,143,960	46,779,703
Reserves	24,360,037	8,600,132
Accumulated losses	(80,900,191)	(52,899,095)
Total equity	(3,396,194)	2,480,740

Intercompany loans between the parent entity and 100% owned subsidiaries are deemed to be impaired as they are not recoverable.

Refer Note 25 contingent assets and liabilities which apply to the parent entity.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

(e) Subsidiaries

Mixed Martial Arts Group Limited (“Parent Entity”) was incorporated and is domiciled in Australia. The Company changed its registered name from Alta Global Group Limited on November 29,2024 to Mixed Martial Arts Group Limited.

MMA Group, Inc. was incorporated on December 6, 2024 and has been consolidated from its incorporation date.

During the current period the Company expanded its digital-community and combat-sports ecosystem through acquiring BJJ Link, a specialist social-network and event platform for Brazilian Jiu-Jitsu practitioners with its integrated platform running through MMA Group, Inc.

There were no disposals or loss-of-control events during the period.

The Company’s subsidiaries at June 30, 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of Ordinary Shares that are held directly by the company, and the proportion of ownership interests held equals the voting rights held by the company. The country of incorporation or registration is also their principal place of business.

		Ownership interest held
Name of entity	Place of business	June 30, 2025	June 30, 2024
Wimp 2 Warrior LLC	United States of America	100%	100%
Wimp 2 Warrior (Ireland) Limited	Ireland	100%	100%
Hype. OS,INC	United States of America	100%	100%
MMA Group INC,	United States of America	100%	0%